Debt Obligations - Schedule of Senior Notes and Loans (Parenthetical) (Detail) $ in Thousands, € in Millions, SFr in Millions				12 Months Ended
		Jun. 30, 2025 USD ($)	May 31, 2025 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CHF (SFr)	Jul. 31, 2025 USD ($)	May 31, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jan. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Accumulated Amortization, Debt Issuance Costs, Noncurrent					$ 6,000
Debt Issuance Costs, Noncurrent, Net	[1]				66,000						$ 61,000
Debt Instrument, Maturity Date				Apr. 30, 2026
Senior Notes [Member]
Debt Instrument [Line Items]
Debt Issuance Costs, Noncurrent, Net					20,000
Senior notes repaid amount							$ 444,000
Senior notes maturity percentage							1.00%
Six Point Zero Zero Semiannual Interest Senior [Member]
Debt Instrument [Line Items]
Debt instrument face amount								$ 500,000
Debt, Weighted Average Interest Rate			6.00%					6.00%
Debt Instrument, Maturity Date, Description			December 2032
Seven Point Three Eight Senior Notes Due In 2029 [Member]
Debt Instrument [Line Items]
Debt instrument face amount		$ 7,380
Debt Instrument, Repurchase Amount		157,000
Extinguishment loss		10,000
Four Point Seven Five Senior Notes Due In 2029 [Member]
Debt Instrument [Line Items]
Debt Instrument, Repurchase Amount		$ 202,000
Debt, Weighted Average Interest Rate		7.88%
Four Point Seven Five Senior Notes Due In 2027 [Member]
Debt Instrument [Line Items]
Debt Instrument, Repurchase Amount		$ 351,000
Debt, Weighted Average Interest Rate		4.75%
Three Point One Five Senior Notes Due In 2026 [Member]
Debt Instrument [Line Items]
Debt Instrument, Repurchase Amount		$ 1,579,000
Debt, Weighted Average Interest Rate		3.15%
Four Point Thirteen Semiannual Interest Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument face amount | €			€ 1,000
Debt, Weighted Average Interest Rate			4.125%					4.125%
Debt Instrument, Maturity Date, Description			June 2031
Five Point Seven Five Semiannual Interest Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument face amount								$ 700,000
Debt, Weighted Average Interest Rate			5.75%					5.75%
Debt Instrument, Maturity Date, Description			December 2030
Senior notes EUR 1,000 million [Member]
Debt Instrument [Line Items]
Debt instrument face amount | €				€ 1,000
Senior notes EUR 1,000 million [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Senior notes repaid amount										$ 426,000
Senior notes maturity percentage										6.00%
Senior notes USD 1,000 million [Member]
Debt Instrument [Line Items]
Debt instrument face amount					1,000,000
Senior notes USD 1,000 million [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Senior notes repaid amount										$ 427,000
Senior notes maturity percentage										7.13%
Senior notes EUR 900 million [Member]
Debt Instrument [Line Items]
Debt instrument face amount | €				900
Senior notes EUR 900 million [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Senior notes repaid amount									$ 515,000
Senior notes maturity percentage									4.50%
Senior notes CHF 350 million [Member]
Debt Instrument [Line Items]
Debt instrument face amount | SFr						SFr 350
Senior notes USD 3,500 million [Member]
Debt Instrument [Line Items]
Debt instrument face amount					3,500,000
Senior notes EUR 700 million [Member]
Debt Instrument [Line Items]
Debt instrument face amount | €				700
Sustainability-linked senior notes USD 1,000 million [Member]
Debt Instrument [Line Items]
Debt instrument face amount					1,000,000
Sustainability-linked senior notes EUR 1,100 million [Member]
Debt Instrument [Line Items]
Debt instrument face amount | €				1,100
Senior notes USD 1,250 million [Member]
Debt Instrument [Line Items]
Debt instrument face amount					1,250,000
Senior notes EUR 750 million [Member]
Debt Instrument [Line Items]
Debt instrument face amount | €				€ 750
Sustainability-linked senior notes USD 1,000 million [Member]
Debt Instrument [Line Items]
Debt instrument face amount					1,000,000
Sustainability-linked senior notes USD 600 million [Member]
Debt Instrument [Line Items]
Debt instrument face amount					600,000
Sustainability-linked senior notes USD 600 million [Member] | Maximum [Member] | From September Fifteenth Two Thousand And Twenty Six [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Increase (Decrease)				0.30%
Sustainability-linked senior notes USD 600 million [Member] | Minimum [Member] | From September Fifteenth Two Thousand And Twenty Six [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Increase (Decrease)				0.10%
Sustainability-linked senior notes EUR 800 million [Member]
Debt Instrument [Line Items]
Debt instrument face amount | €				€ 800
Sustainability-linked senior notes EUR 1,500 million [Member]
Debt Instrument [Line Items]
Debt instrument face amount | €				1,500
Senior notes USD 700 million [Member]
Debt Instrument [Line Items]
Debt instrument face amount					700,000
Sustainability-linked senior notes USD 500 million [Member]
Debt Instrument [Line Items]
Debt instrument face amount					500,000
Sustainability-linked senior notes EUR 500 million [Member]
Debt Instrument [Line Items]
Debt instrument face amount | €				500
Senior notes EUR 1000 Million [Member]
Debt Instrument [Line Items]
Debt instrument face amount | €				€ 1,000
Senior notes USD 500 million [Member]
Debt Instrument [Line Items]
Debt instrument face amount					500,000
Senior notes USD 789 million [Member]
Debt Instrument [Line Items]
Debt instrument face amount					789,000
Senior notes USD 2,000 million [Member]
Debt Instrument [Line Items]
Debt instrument face amount					$ 2,000,000
Interest Rate Increase [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Increase (Decrease)				0.375%
Interest Rate Increase [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Increase (Decrease)				0.125%
One Time Premium Payment [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date				May 09, 2026
One Time Premium Payment [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Increase (Decrease)				0.45%
One Time Premium Payment [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Increase (Decrease)				0.15%

[1]	Debt issuance costs as of December 31, 2025 include $20 million in connection with the issuance of the senior notes in May 2025, partially offset by $6 million acceleration of issuance costs related to the cash tender offer.